Schedule of Investments - March 31, 2020
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)
COMMON STOCKS - 97.24%	Shares Held	Value
COMMUNICATION SERVICES - 1.25%
Media - 1.25%
Emerald Holding, Inc. (a)	137,010	$354,856
Entravision Communications Corp.	147,665	299,760
Meredith Corp.	8,595	105,031
MSG Networks, Inc. (a)	40,629	414,415
TEGNA, Inc.	7,967	86,522
TOTAL COMMUNICATION SERVICES		1,260,584

CONSUMER DISCRETIONARY - 12.37%
Auto Components - 1.25%
Adient PLC (a)	19,895	180,448
Cooper Tire & Rubber Company	24,259	395,422
The Goodyear Tire & Rubber Company	48,410	281,746
Motorcar Parts of America, Inc. (a)	24,769	311,594
Visteon Corp. (a)	1,900	91,162
		1,260,372
Automobiles - 0.52%
Harley-Davidson, Inc.	11,300	213,909
Thor Industries, Inc.	7,300	307,914
		521,823
Distributors - 0.39%
Funko, Inc. (a)	98,800	394,212

Diversified Consumer Services - 0.08%
Regis Corp. (a)	14,600	86,286

Hotels, Restaurants & Leisure - 0.78%
Brinker International, Inc.	11,070	132,951
Hilton Grand Vacations, Inc. (a)	21,952	346,183
Twin River Worldwide Holdings, Inc.	23,600	307,036
		786,170
Household Durables - 3.24%
Century Communities, Inc. (a)	21,396	310,456
Ethan Allen Interiors, Inc.	37,325	381,461
Flexsteel Industries, Inc.	9,614	105,369
Green Brick Partners, Inc. (a)	5,350	43,068
Hamilton Beach Brands Holding Company	10,000	95,100
Hooker Furniture Corp.	26,975	421,079
iRobot Corp. (a)	7,000	286,300
La-Z-Boy, Inc.	13,800	283,590
LGI Homes, Inc. (a)	6,813	307,607
M/I Homes, Inc. (a)	6,823	112,784
Meritage Homes Corp. (a)	5,729	209,166
Taylor Morrison Home Corp. (a)	27,610	303,710
TRI Pointe Group, Inc. (a)	23,141	202,947
ZAGG, Inc. (a)	67,879	211,104
		3,273,741
Internet & Catalog Retail - 0.47%
Duluth Holdings, Inc. (a)	25,400	101,854
PetMed Express, Inc.	13,000	374,140
		475,994
Leisure Products - 0.44%
Johnson Outdoors, Inc.	7,100	445,170

Multiline Retail - 0.18%
Big Lots, Inc.	6,900	98,118
Dillard's, Inc.	2,200	81,290
		179,408
Specialty Retail - 3.54%
American Eagle Outfitters, Inc.	36,500	290,175
Asbury Automotive Group, Inc. (a)	3,364	185,794
Bed Bath & Beyond, Inc.	23,314	98,152
Camping World Holdings, Inc.	16,200	92,178
Designer Brands, Inc.	48,600	242,028
Genesco, Inc. (a)	7,700	102,718
Group 1 Automotive, Inc.	6,728	297,781
Haverty Furniture Companies, Inc.	25,098	298,415
Hibbett Sports, Inc. (a)	30,373	332,129
Lithia Motors, Inc.	3,792	310,148
Office Depot, Inc.	178,516	292,766
Sonic Automotive, Inc.	23,050	306,104
Sportsman's Warehouse Holdings, Inc. (a)	41,952	258,424
Tilly's, Inc.	48,000	198,240
Urban Outfitters, Inc. (a)	13,210	188,110
Zumiez, Inc. (a)	4,700	81,404
		3,574,566
Textiles, Apparel & Luxury Goods - 1.48%
Fossil Group, Inc. (a)	120,400	396,116
G-III Apparel Group Ltd. (a)	33,800	260,260
Movado Group, Inc. (a)	37,162	439,255
Rocky Brands, Inc.	4,600	89,010
Unifi, Inc. (a)	8,400	97,020
Vera Bradley, Inc. (a)	53,300	219,596
		1,501,257
TOTAL CONSUMER DISCRETIONARY		12,498,999

CONSUMER STAPLES - 2.08%
Food & Staples Retailing - 0.37%
Village Super Market, Inc.	15,086	370,814

Household Products - 0.34%
Energizer Holdings, Inc.	11,200	338,800

Personal Products - 0.97%
Medifast, Inc.	3,000	187,500
Nu Skin Enterprises, Inc.	17,850	390,023
USANA Health Sciences, Inc. (a)	7,000	404,319
		981,842
Tobacco - 0.40%
Universal Corp.	9,200	406,732
TOTAL CONSUMER STAPLES		2,098,188

ENERGY - 7.46%
Energy Equipment & Services - 3.06%
Apergy Corp. (a)	36,100	207,575
Cactus, Inc.	27,430	318,188
Frank's International NV (a)	184,020	476,612
Liberty Oilfield Services, Inc.	102,400	275,456
Matrix Service Company (a)	41,200	390,164
National Oilwell Varco, Inc.	21,000	206,430
Newpark Resources, Inc. (a)	64,670	58,009
NexTier Oilfield Solutions, Inc. (a)	162,508	190,134
Nine Energy Service, Inc. (a)	8,800	7,113
ProPetro Holding Corp. (a)	67,700	169,250
RPC, Inc.	138,100	284,486
SEACOR Holdings, Inc. (a)	3,200	86,272
Select Energy Services, Inc. (a)	58,400	188,632
Solaris Oilfield Infrastructure, Inc.	44,300	232,575
		3,090,896
Oil, Gas & Consumable Fuels - 4.40%
Altus Midstream Company (a)	256,800	192,600
Berry Corp.	80,170	193,210
Bonanza Creek Energy, Inc. (a)	41,130	462,712
CNX Midstream Partners LP	42,210	341,901
Delek US Holdings, Inc.	30,940	487,613
Earthstone Energy, Inc. (a)	164,987	290,377
Hoegh LNG Partners LP	17,460	127,982
Kosmos Energy Ltd. (a)	132,013	118,231
Magnolia Oil & Gas Corp. (a)	75,900	303,600
Noble Midstream Partners LP	21,940	76,790
Oasis Midstream Partners LP	31,050	153,698
Par Pacific Holdings, Inc. (a)	16,170	114,807
PBF Energy, Inc. (a)	19,940	141,175
PDC Energy, Inc. (a)	54,798	340,296
Range Resources Corp. (a)	139,300	317,604
Renewable Energy Group, Inc. (a)	12,439	255,373
REX American Resources Corp. (a)	8,078	375,708
Talos Energy, Inc. (a)	7,700	44,275
World Fuel Services Corp.	4,044	101,828
		4,439,780
TOTAL ENERGY		7,530,676

FINANCIALS - 37.03%
Banks - 21.59%
1st Source Corp.	6,066	196,720
Amalgamated Bank	19,200	207,744
Associated Banc-Corp	30,700	392,653
BankUnited, Inc.	21,310	398,497
Bar Harbor Bankshares	11,016	190,356
Boston Private Financial Holdings, Inc.	60,750	434,363
Bridge Bancorp, Inc.	14,370	304,069
Brookline Bancorp, Inc.	16,766	189,120
Bryn Mawr Bank Corp.	8,880	252,014
Cadence BanCorp	31,500	206,325
Camden National Corp.	6,516	204,928
Carolina Financial Corp.	7,986	206,598
Cathay General Bancorp	17,632	404,654
City Holding Company	4,000	266,120
Community Trust Bancorp, Inc.	11,110	353,187
ConnectOne Bancorp, Inc.	24,200	325,248
CrossFirst Bankshares, Inc. (a)	14,300	120,120
Customers Bancorp, Inc. (a)	38,344	419,100
Dime Community Bancshares, Inc.	27,313	374,461
Eagle Bancorp, Inc.	13,030	393,636
Equity Bancshares, Inc. (a)	21,800	376,050
FB Financial Corp.	4,900	96,628
Financial Institutions, Inc.	11,531	209,172
First BanCorp	86,686	461,170
First Business Financial Services, Inc.	6,035	93,543
First Financial Bancorp	12,850	191,594
First Financial Corp.	10,863	366,300
First Hawaiian, Inc.	23,970	396,224
First Horizon National Corp.	50,700	408,642
First Internet Bancorp	13,769	226,087
First Mid Bancshares, Inc.	8,172	194,003
First Midwest Bancorp, Inc.	21,900	289,847
The First of Long Island Corp.	18,180	315,423
Flushing Financial Corp.	34,468	460,492
FNB Corp.	40,270	296,790
Franklin Financial Network, Inc.	13,840	282,198
Fulton Financial Corp.	34,240	393,418
German American Bancorp, Inc.	3,800	104,310
Great Southern Bancorp, Inc.	10,010	404,404
Great Western Bancorp, Inc.	20,096	411,566
Hancock Whitney Corp.	11,000	214,720
Hanmi Financial Corp.	39,067	423,877
HBT Financial, Inc.	7,700	81,081
Heartland Financial USA, Inc.	9,900	298,980
Heritage Financial Corp.	9,900	198,000
Hilltop Holdings, Inc.	20,627	311,880
Home BancShares, Inc.	15,700	188,243
HomeTrust Bancshares, Inc.	6,829	108,718
Hope Bancorp, Inc.	48,083	395,242
Horizon Bancorp, Inc.	10,800	106,488
IBERIABANK Corp.	5,510	199,242
International Bancshares Corp.	15,636	420,296
Investors Bancorp, Inc.	47,764	381,634
Lakeland Bancorp, Inc.	28,020	302,896
Live Oak Bancshares, Inc.	36,555	455,841
Metropolitan Bank Holding Corp. (a)	8,200	220,826
Midland States Bancorp, Inc.	23,413	409,493
MidWestOne Financial Group, Inc.	9,694	202,992
Northrim BanCorp, Inc.	4,044	109,188
Old National Bancorp	7,274	95,944
Orrstown Financial Services, Inc.	6,179	85,085
Pacific Premier Bancorp, Inc.	11,070	208,559
Park National Corp.	3,340	259,318
Peapack Gladstone Financial Corp.	26,836	481,707
Peoples Bancorp, Inc.	4,000	88,600
RBB Bancorp	13,432	184,287
Renasant Corp.	9,400	205,296
Republic Bancorp, Inc.	6,410	211,722
Sandy Spring Bancorp, Inc.	17,175	388,842
South Plains Financial, Inc.	6,100	94,489
South State Corp.	1,800	105,714
Southern National Bancorp of Virginia, Inc.	20,506	201,779
Texas Capital Bancshares, Inc. (a)	15,790	350,064
Towne Bank	4,980	90,088
TriCo Bancshares	12,294	366,607
Trustmark Corp.	8,201	191,083
UMB Financial Corp.	5,220	242,104
Umpqua Holdings Corp.	27,630	301,167
Univest Financial Corp.	5,330	86,986
Washington Trust Bancorp, Inc.	6,500	237,640
West Bancorporation, Inc.	5,549	90,726
Wintrust Financial Corp.	11,850	389,391
		21,804,609
Capital Markets - 4.30%
AllianceBernstein Holding LP	11,654	216,648
Artisan Partners Asset Management, Inc.	13,600	292,264
Brightsphere Investment Group, Inc.	35,313	225,650
Cowen, Inc.	41,100	397,026
Evercore, Inc.	4,700	216,482
GAIN Capital Holdings, Inc.	19,830	110,651
GAMCO Investors, Inc.	9,186	100,954
Greenhill & Company, Inc.	29,925	294,462
INTL FCStone, Inc. (a)	8,200	297,332
Oppenheimer Holdings, Inc.	10,521	207,895
Sculptor Capital Management, Inc.	15,511	210,019
Stifel Financial Corp.	10,000	412,800
Victory Capital Holdings, Inc.	25,727	420,894
Virtu Financial, Inc.	8,400	174,888
Virtus Investment Partners, Inc.	3,900	296,829
Waddell & Reed Financial, Inc.	16,518	187,975
Westwood Holdings Group, Inc.	15,380	281,608
		4,344,377
Consumer Finance - 0.63%
Navient Corp.	44,820	339,735
SLM Corp.	41,250	296,588
		636,323
Diversified Financial Services - 0.36%
FGL Holdings	37,200	364,560

Insurance - 5.50%
Ambac Financial Group, Inc. (a)	32,287	398,422
American Equity Investment Life Holding Company	28,426	534,408
Argo Group International Holdings Ltd.	5,300	196,418
CNO Financial Group, Inc.	34,486	427,282
Employers Holdings, Inc.	10,335	418,671
Enstar Group Ltd. (a)	1,749	278,178
Global Indemnity Ltd.	9,848	251,124
Horace Mann Educators Corp.	11,914	435,933
MBIA, Inc. (a)	52,476	374,679
National Western Life Group, Inc.	2,635	453,220
ProAssurance Corp.	18,167	454,175
State Auto Financial Corp.	4,200	116,718
Stewart Information Services Corp.	15,501	413,412
Third Point Reinsurance Ltd. (a)	51,478	381,452
United Fire Group, Inc.	12,900	420,669
		5,554,761
Mortgage Real Estate Investment Trusts - 0.57%
Colony Credit Real Estate, Inc.	81,882	322,616
Great Ajax Corp.	40,134	255,252
		577,868
Thrifts & Mortgage Finance - 4.08%
Bridgewater Bancshares, Inc. (a)	9,300	90,675
Capitol Federal Financial, Inc.	9,543	110,794
Federal Agricultural Mortgage Corp.	3,700	205,831
First Defiance Financial Corp.	13,780	203,117
FS Bancorp, Inc.	2,900	104,400
Hingham Institution for Savings	1,810	262,432
HomeStreet, Inc.	17,278	384,090
Luther Burbank Corp.	27,545	252,588
Merchants Bancorp	12,160	184,589
Meridian Bancorp, Inc.	9,070	101,765
Northfield Bancorp, Inc.	25,007	279,828
OceanFirst Financial Corp.	13,210	210,171
Southern Missouri Bancorp, Inc.	4,459	108,220
Sterling Bancorp, Inc.	66,292	285,056
Territorial Bancorp, Inc.	4,232	103,896
TrustCo Bank Corp.	55,164	298,437
Washington Federal, Inc.	17,444	452,847
Waterstone Financial, Inc.	17,773	258,419
WSFS Financial Corp.	8,700	216,804
		4,113,959
TOTAL FINANCIALS		37,396,457

HEALTH CARE - 1.99%
Health Care Providers & Services - 1.61%
Hanger, Inc. (a)	27,200	423,776
Magellan Health, Inc. (a)	9,706	466,956
MEDNAX, Inc. (a)	38,900	452,796
Patterson Companies, Inc.	18,300	279,807
		1,623,335
Pharmaceuticals - 0.38%
Taro Pharmaceutical Industries Ltd. (a)	6,300	385,560
TOTAL HEALTH CARE		2,008,895

INDUSTRIALS - 18.50%
Aerospace & Defense - 1.31%
AAR Corp.	23,350	414,696
Moog, Inc.	2,100	106,113
National Presto Industries, Inc.	5,614	397,527
Vectrus, Inc. (a)	9,755	403,955
		1,322,291
Airlines - 0.48%
Hawaiian Holdings, Inc.	30,110	314,348
Spirit Airlines, Inc. (a)	13,400	172,726
		487,074
Building Products - 1.65%
Armstrong Flooring, Inc. (a)	115,095	164,586
Caesarstone Ltd.	42,322	447,344
Insteel Industries, Inc.	28,700	380,275
Masonite International Corp. (a)	6,341	300,880
Resideo Technologies, Inc. (a)	78,200	378,488
		1,671,573
Commercial Services & Supplies - 1.65%
ACCO Brands Corp.	66,109	333,850
Deluxe Corp.	7,765	201,346
Ennis, Inc.	22,217	417,236
Herman Miller, Inc.	4,214	93,551
Interface, Inc.	44,300	334,908
Knoll, Inc.	10,186	105,120
Steelcase, Inc.	18,235	179,979
		1,665,990
Construction & Engineering - 2.34%
Arcosa, Inc.	2,800	111,272
Comfort Systems USA, Inc.	6,900	252,195
Fluor Corp.	57,500	397,325
MYR Group, Inc. (a)	14,244	373,050
Primoris Services Corp.	24,373	387,531
Sterling Construction Company, Inc. (a)	21,800	207,100
Tutor Perini Corp. (a)	42,321	284,397
Valmont Industries, Inc.	3,316	351,430
		2,364,300
Electrical Equipment - 2.07%
Acuity Brands, Inc.	2,300	197,018
AZZ, Inc.	10,100	284,012
Encore Wire Corp.	2,466	103,547
EnerSys	8,610	426,367
GrafTech International Ltd.	58,880	478,106
Preformed Line Products Company	5,127	255,478
Thermon Group Holdings, Inc. (a)	23,083	347,861
		2,092,389
Machinery - 4.36%
Astec Industries, Inc.	12,400	433,629
Blue Bird Corp. (a)	36,140	395,010
Commercial Vehicle Group, Inc. (a)	28,030	42,325
Crane Company	4,300	211,474
EnPro Industries, Inc.	10,260	406,091
Graham Corp.	15,689	202,388
The Greenbrier Companies, Inc.	23,999	425,743
Hillenbrand, Inc.	21,820	416,980
Hyster-Yale Materials Handling, Inc.	4,827	193,514
Kennametal, Inc.	11,100	206,682
Meritor, Inc. (a)	28,713	380,447
Miller Industries, Inc.	7,800	220,584
Mueller Water Products, Inc.	10,700	85,707
Navistar International Corp. (a)	22,636	373,268
Wabash National Corp.	56,282	406,356
		4,400,198
Marine - 0.44%
Matson, Inc.	14,413	441,326

Professional Services - 2.55%
BG Staffing, Inc.	24,260	181,465
GP Strategies Corp. (a)	30,483	198,444
Heidrick & Struggles International, Inc.	20,400	459,000
InnerWorkings, Inc. (a)	94,702	110,801
Kelly Services, Inc.	29,050	368,645
Kforce, Inc.	3,800	97,166
Korn Ferry	15,456	375,890
Resources Connection, Inc.	37,385	410,113
TrueBlue, Inc. (a)	29,300	373,868
		2,575,392
Road & Rail - 0.74%
Covenant Transportation Group, Inc. (a)	37,450	324,691
Universal Logistics Holdings, Inc.	22,670	296,977
Werner Enterprises, Inc.	3,460	125,460
		747,128
Trading Companies & Distributors - 0.91%
DXP Enterprises, Inc. (a)	24,300	297,918
Rush Enterprises, Inc.	11,198	357,440
WESCO International, Inc. (a)	11,665	266,545
		921,903
TOTAL INDUSTRIALS		18,689,564

INFORMATION TECHNOLOGY - 6.59%
Communications Equipment - 0.80%
Casa Systems, Inc. (a)	35,800	125,300
CommScope Holding Company, Inc. (a)	21,500	195,865
Plantronics, Inc.	48,600	488,916
		810,081
Electronic Equipment, Instruments & Components - 3.25%
Anixter International, Inc. (a)	2,168	190,502
Belden, Inc.	12,200	440,176
ePlus, Inc. (a)	1,500	93,930
Insight Enterprises, Inc. (a)	4,468	188,237
Kimball Electronics, Inc. (a)	25,200	275,184
Methode Electronics, Inc.	7,559	199,784
PC Connection, Inc.	7,506	309,322
Plexus Corp. (a)	5,556	303,135
Sanmina Corp. (a)	18,495	504,544
ScanSource, Inc. (a)	21,053	450,324
Vishay Intertechnology, Inc.	23,026	331,805
		3,286,943
IT Services - 1.08%
Cass Information Systems, Inc.	8,800	309,408
NIC, Inc.	18,073	415,679
Unisys Corp. (a)	29,500	364,325
		1,089,412
Semiconductors & Semiconductor Equipment - 0.58%
Diodes, Inc. (a)	12,179	494,894
NVE Corp.	1,800	93,654
		588,548
Software - 0.46%
Ebix, Inc.	30,580	464,204

Technology Hardware, Storage & Peripherals - 0.42%
Super Micro Computer, Inc. (a)	19,700	419,216
TOTAL INFORMATION TECHNOLOGY		6,658,404

MATERIALS - 4.28%
Chemicals - 2.15%
American Vanguard Corp.	21,029	304,079
Cabot Corp.	12,060	315,007
FutureFuel Corp.	27,830	313,644
Livent Corp. (a)	78,100	410,025
Minerals Technologies, Inc.	8,294	300,740
PolyOne Corp.	5,390	102,248
Trinseo SA	23,350	422,870
		2,168,613
Containers & Packaging - 0.12%
Silgan Holdings, Inc.	4,100	118,982

Metals & Mining - 1.43%
Century Aluminum Company (a)	79,400	287,428
Cleveland-Cliffs, Inc.	75,040	296,408
Kaiser Aluminum Corp.	2,997	207,632
Schnitzer Steel Industries, Inc.	7,200	93,888
Warrior Met Coal, Inc.	24,300	258,066
Worthington Industries, Inc.	11,650	305,813
		1,449,235
Paper & Forest Products - 0.58%
Domtar Corp.	13,600	294,304
Mercer International, Inc.	40,250	291,410
		585,714
TOTAL MATERIALS		4,322,544

REAL ESTATE - 1.05%
Equity Real Estate Investment Trusts - 1.05%
Colony Capital, Inc.	232,172	406,301
Pebblebrook Hotel Trust	36,400	396,396
Seritage Growth Properties (a)	28,038	255,426
TOTAL REAL ESTATE		1,058,123

UTILITIES - 4.64%
Electric Utilities - 1.83%
ALLETE, Inc.	6,676	405,100
El Paso Electric Company	5,754	391,042
Otter Tail Corp.	9,600	426,816
PNM Resources, Inc.	11,102	421,876
Portland General Electric Company	4,200	201,348
		1,846,182
Gas Utilities - 2.00%
South Jersey Industries, Inc.	15,844	396,100
Southwest Gas Holdings, Inc.	6,400	445,184
Spire, Inc.	6,293	468,703
Star Group LP	32,860	253,022
Suburban Propane Partners LP	32,037	453,003
		2,016,012
Multi-Utilities - 0.81%
Avista Corp.	10,061	427,492
NorthWestern Corp.	6,603	395,057
		822,549
TOTAL UTILITIES		4,684,743

Total common stocks (Cost $145,650,670)		98,207,177
Total long-term investments (Cost $145,650,670)		98,207,177
	Principal
SHORT-TERM INVESTMENTS - 3.32%	Amount
Time Deposits - 3.32%
ING Group, 0.15%, 04/01/2020*	$3,354,320	3,354,320
Total short-term investments (Cost $3,354,320)		3,354,320

Total investments - 100.56% (Cost $149,004,990)		101,561,497

Liabilities in excess of other assets - (0.56)%		(563,071)

Net assets - 100.00%		$100,998,426

(a)	- Non-income producing security.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$98,207,177
Time Deposits	3,354,320
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$101,561,497

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.